Taxation - Analysis of Deferred Tax Assets and Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (189)	R (203)
Deferred tax liabilities	2,294	1,586
Net deferred tax liability	R 2,105	R 1,383
Parent Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	26.40%	25.10%	27.40%
Freegold
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	11.40%	7.00%	12.10%
Randfontein
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	10.50%	8.70%	5.10%
Kalgold
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	17.10%	18.70%	19.70%
Moab Khotsong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	16.70%	14.70%	17.60%
Mponeng
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	17.70%	12.80%	11.30%
Avgold
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	0.00%	0.00%	0.00%
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (1,261)	R (1,183)
Deferred tax asset to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(983)	(1,091)
Deferred tax asset to be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(278)	(92)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	3,366	2,566
Deferred tax liability to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2,971	2,192
Deferred tax liability to be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	395	374
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3,761)	(3,863)
Deferred tax expense (income) relating to origination and reversal of temporary differences	169	86	R 301
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member] | Mponeng
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(845)
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member] | Hidden Valley
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3,512)	(3,521)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,925)	(1,524)
Unused tax losses [member] | Hidden Valley
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (1,657)	R (1,417)